Acquisition of Gateway Insurance Company - Acquisition of Gateway Severance Costs Applicable to Gateway (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Restructuring Applicable to Gateway [Abstract]
Restructuring Reserve	$ 0
Severance Costs	337,000
Restructuring Reserve, Settled with Cash	(337,000)
Restructuring Reserve	$ 0